Prospectus Supplement

March 16, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated March 16, 2022, to the Morgan Stanley Institutional Fund Trust
Prospectus dated January 28, 2022

Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Short Duration Income Portfolio
(the "Funds")

The following changes will take effect on April 29, 2022:

•  Class IS shares of the applicable Funds will be renamed Class R6 shares;

•  The minimum initial investment amount for Class I shares of the Funds will be reduced to $1 million;

•  The minimum initial investment amount for Class R6 shares of the applicable Funds will be reduced to $5 million;

•  The contingent deferred sales charge holding period for Class A shares of the Funds that are not subject to any sales charges at the time of purchase will be reduced to 12 months after purchase;

•  The contingent deferred sales charge for Class A shares of the Funds that are not subject to any sales charges at the time of purchase (except Short Duration Income Portfolio) will be increased to 0.75%. This contingent deferred sales charge will apply only to Class A shares purchased after April 29, 2022;

•  A contingent deferred sales charge of 0.25% will be added for Class A shares of the Short Duration Income Portfolio that are not subject to any sales charges at the time of purchase if the shares are sold within 12 months after purchase. This contingent deferred sales charge will apply only to Class A shares purchased after April 29, 2022;

•  The maximum front-end sales charge for Class A shares of the Short Duration Income Portfolio will be increased to 2.25%; and

•  The dealer commission schedule for Class A shares of the Funds will be amended.

Accordingly, the following changes will be made to the Prospectus effective April 29, 2022:

Each instance of "Class IS" in the Prospectus is hereby deleted and replaced with "Class R6."

Footnote 1 in each section of the Prospectus entitled "Fund Summary—Fees and Expenses" (except Short Duration Income Portfolio) is hereby deleted in its entirety and replaced with the following:

Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.75% that will be imposed if you sell your shares within 12 months after purchase, except for certain specific circumstances. See "Shareholder Information—How To Redeem Fund Shares" for further information about the CDSC waiver categories.

In the sections of the Prospectus entitled "Fund Summary—Purchase and Sale of Fund Shares," "Shareholder Information—Minimum Investment Amounts," the minimum initial investment amount for Class I shares and Class R6 shares of the Funds will be reduced to $1 million and $5 million, respectively.

The table in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses—Shareholder Fees" is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class A	Class L	Class C	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	2.25%	None	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None[1]	None	1.00%[2]	None

Each row with respect to Class A in the tables entitled "If you SOLD Your Shares" and "If You HELD Your Shares" in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:
	1 Year	3 Years	5 Years	10 Years
Class A	$280	$427	$587	$1,051

Footnotes 1 and 2 in the section of the Prospectus entitled "Fund Summary—Fees and Expenses" are hereby changed to footnotes 2 and 3. A new footnote 1 is hereby added in the same section and the following language is added to the new footnote 1:

Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.25% that will be imposed if you sell your shares within 12 months after purchase, except for certain specific circumstances. See "Shareholder Information—How To Redeem Fund Shares" for further information about the CDSC waiver categories.

The row with respect to Class A in the table entitled "Average Annual Total Returns" in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Performance Information" is hereby deleted in its entirety and replaced with the following:
	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class A (commenced operations on 9/28/07)†
Return Before Taxes	-2.37%	1.59%	2.09%	0.47%

†  Effective April 29, 2022, the historical total returns with sales charges deducted for Class A shares have been restated to reflect the current maximum sales charge of 2.25%.

In the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" the "Front End Sales Charge" tables and the paragraph before the second "Front End Sales Charge" table are deleted in their entirety and replaced with the following to reflect the amended dealer commission schedule for each Fund other than the Short Duration Income Portfolio and the amended front-end sales charge and dealer commission as a percentage of offering price schedules for the Short Duration Income Portfolio:

	Front-End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested	Dealer Commission as a Percentage of Public Offering Price
Less than $100,000	3.25%	3.36%	2.75%
$100,000 but less than $250,000	2.00%	2.04%	1.50%
$250,000 but less than $500,000	1.00%	1.01%	0.50%
$500,000 and over*	0.00%	0.00%	0.00%

*  The Distributor may pay a commission of up to 0.75% to a Financial Intermediary for purchase amount of $500,000 or more.

With respect to the Short Duration Income Portfolio, Class A shares are subject to a sales charge equal to a maximum of 2.25% calculated as a percentage of the offering price on a single transaction as shown in the table below. For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares and will retain the full amount of such sales charge. As shown below, the sales charge is reduced for purchases of $100,000 and over.

	Front-End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested	Dealer Commission as a Percentage of Public Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.00%	1.01%	0.75%
$250,000 and over*	0.00%	0.00%	0.00%

*  The Distributor may pay a commission of up to 0.25% to a Financial Intermediary for purchase amount of $250,000 or more.

The sentence in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" relating to investments of $500,000 or more being subject to a CDSC of 0.50% on sales made within 18 months after the last day of the month of purchase is hereby deleted in its entirety and replaced with the following:

Investments of $500,000 or more (with respect to each Fund other than the Short Duration Income Portfolio) are not subject to an initial sales charge, but are generally subject to a CDSC of 0.75% (with respect to each Fund other than the Short Duration Income Portfolio) on sales made within 12 months after purchase. Investments of $250,000 or more with respect to the Short Duration Income Portfolio are not subject to an initial sales charge, but are generally subject to a CDSC of 0.25% on sales made within 12 months after purchase.

For Class A shares of each Fund other than the Short Duration Income Portfolio purchased without an initial sales charge prior to April 29, 2022, such shares are generally subject to a 0.50% CDSC if sold during the first 12 months. For Class A shares of the Short Duration Income Portfolio purchased without an initial sales charge prior to April 29, 2022, such shares are not subject to a CDSC if sold during the first 12 months.

Please retain this supplement for future reference.

  IFTHARMONPROSPT2 3/22

Statement of Additional Information Supplement

March 16, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated March 16, 2022, to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 28, 2022

Core Plus Fixed Income Portfolio Corporate Bond Portfolio Discovery Portfolio Dynamic Value Portfolio Global Strategist Portfolio High Yield Portfolio Short Duration Income Portfolio

Effective April 29, 2022, each instance of "Class IS" in the Statement of Additional Information is hereby deleted and replaced with "Class R6."

Effective April 29, 2022, the footnote in the section of the Statement of Additional Information entitled "Distribution and Shareholder Service Plans—Revenue Sharing" is hereby deleted in its entirety and replaced with the following:

Commissions or transaction fees paid when Morgan Stanley Smith Barney LLC or other Intermediaries initiate and are responsible for purchases of $1 million or more are computed on a percentage of the dollar value of such shares sold as follows: (i) with respect to the U.S. Equity and Asset Allocation Funds: 1.00% on sales of $1 million to $4 million, then 0.50% on sales over $4 million to $15 million and then 0.25% on the excess over $15 million; and (ii) with respect to the Fixed Income Funds (except Short Duration Income Portfolio): 0.75% on sales of $500,000 to $4 million, then 0.50% on sales over $4 million to $15 million and then 0.25% on the excess over $15 million. Purchases of Class A shares for which no initial sales charge is paid are subject to a contingent deferred sales charge ("CDSC") of 1% with respect to the U.S. Equity and Asset Allocation Funds and 0.75% with respect to the Fixed Income Funds (except Short Duration Income Portfolio) if the redemption of such shares occurs within 12 months after purchase. The full amount of such CDSC will be retained by the Distributor. With respect to the Short Duration Income Portfolio: 0.25% on sales of $250,000 to $4 million, then 0.20% on sales over $4 million to $15 million and then 0.15% on the excess over $15 million.

Effective April 29, 2022, the paragraph before the third table in the section of the Statement of Additional Information entitled "Performance Information" and the row pertaining to Short Duration Income Portfolio is hereby deleted in their entirety and replaced with the following:

The average annual compounded rates of return, inclusive of a maximum sales charge of 3.25% (5.25% with respect to the Global Strategist and Discovery Portfolios and 2.25% with respect to Short Duration Income Portfolio), for Class A shares of the Funds for the 1-,5- and 10-year periods ended September 30, 2021 and for the period from inception through September 30, 2021 are as follows:

Fund	1 Year Return 9/30/2021	5 Years Ended 9/30/2021	10 Years Ended 9/30/2021	Inception to 9/30/2021	Date of Inception of Class
Short Duration Income	-1.08%	1.85%	2.17%	0.52%	9/28/2007